RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

The amounts disclosed in the table represent the amounts recognized as general and administrative expenses in the consolidated statements of profit or loss and comprehensive income (loss), related to key management personnel for the years ended December 31, 2023, 2022 and 2021.

	2023	2022	2021

Salaries	$772,793	$835,448	$827,412
Statutory bonus	52,284	104,956	93,168
Cash performance bonus	576,148	—	346,118
Non-executive director’s fees	125,329	90,000	57,000
Non-cash benefits	4,783	4,587	4,962
Severance benefits	—	224,593	—
Total	$1,531,337	$1,259,584	$1,328,660

SCHEDULE OF LOAN RECEIVABLE

	2023	2022

Interest receivable:
Latam Logistics Investments, LLC	$2,324,041	$1,848,945
Notes receivable:
Latam Logistics Investments, LLC	7,139,123	6,950,000
Total due from affiliates	$9,463,164	$8,798,945